Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Beginning Balance	$ 8,421	$ 8,005
Charge-offs	(1,857)	(2,101)
Recoveries	175	167
Provisions	450	2,350
Ending Balance	7,189	8,421
Ending balance: individually evaluated for impairment	1,703	2,001
Ending balance: collectively evaluated for impairment	5,486	6,420
FINANCING RECEIVABLES
Ending balance	437,821	436,981
Ending balance: individually evaluated for impairment	9,867	19,880
Ending balance: collectively evaluated for impairment	427,954	417,101
Residential Real Estate Including Home Equity [Member]
Allowance for loan losses:
Beginning Balance	1,024	1,161
Charge-offs	(153)	(336)
Recoveries	1	4
Provisions	572	195
Ending Balance	1,444	1,024
Ending balance: individually evaluated for impairment	16	9
Ending balance: collectively evaluated for impairment	1,428	1,015
FINANCING RECEIVABLES
Ending balance	161,664	154,627
Ending balance: individually evaluated for impairment	887	692
Ending balance: collectively evaluated for impairment	160,777	153,935
Consumer Loan [Member]
Allowance for loan losses:
Beginning Balance	19	15
Charge-offs	(17)	(17)
Recoveries	5	5
Provisions	5	16
Ending Balance	12	19
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	12	19
FINANCING RECEIVABLES
Ending balance	232	347
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	232	347
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning Balance	4,550	3,329
Charge-offs	(788)	(256)
Recoveries	9	13
Provisions	1,018	1,464
Ending Balance	4,789	4,550
Ending balance: individually evaluated for impairment	1,657	1,783
Ending balance: collectively evaluated for impairment	3,132	2,767
FINANCING RECEIVABLES
Ending balance	195,349	175,769
Ending balance: individually evaluated for impairment	8,446	10,778
Ending balance: collectively evaluated for impairment	186,903	164,991
Commercial Participations Purchased [Member]
Allowance for loan losses:
Beginning Balance	1,608	2,399
Charge-offs	(332)	(873)
Recoveries	137	108
Provisions	(1,382)	(26)
Ending Balance	31	1,608
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	31	1,608
FINANCING RECEIVABLES
Ending balance	1,273	28,040
Ending balance: individually evaluated for impairment	0	6,378
Ending balance: collectively evaluated for impairment	1,273	21,662
Commercial Loan [Member]
Allowance for loan losses:
Beginning Balance	1,220	1,101
Charge-offs	(567)	(619)
Recoveries	23	37
Provisions	183	701
Ending Balance	859	1,220
Ending balance: individually evaluated for impairment	30	209
Ending balance: collectively evaluated for impairment	829	1,011
FINANCING RECEIVABLES
Ending balance	57,716	69,329
Ending balance: individually evaluated for impairment	534	2,032
Ending balance: collectively evaluated for impairment	57,182	67,297
Government [Member]
Allowance for loan losses:
Beginning Balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provisions	54	0
Ending Balance	54	0
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	54	0
FINANCING RECEIVABLES
Ending balance	21,587	8,869
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 21,587	$ 8,869